Prepaid Expenses (Tables)	12 Months Ended
Jun. 30, 2026
Prepaid Expenses [Abstract]
Schedule of Prepaid Expenses
	30 June 2026 $	30 June 2025 $
Prepaid directors and officers’ insurance	777,593	878,680
Other prepaid expenses	160,847	84,222
	938,440	962,902